UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $335,446 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     8288   616300 SH       SOLE                   616300
AMERISTAR CASINOS INC          COM              03070Q101     8207   578400 SH       SOLE                   578400
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6399       49 SH       SOLE                       49
CAMBREX CORP                   COM              132011107     4595   747192 SH       SOLE                   747192
CNX GAS CORP                   COM              12618H309      980    43775 SH       SOLE                    43775
COMCAST CORP NEW               CL A             20030N101    14996   763958 SH       SOLE                   763958
CONVERGYS CORP                 COM              212485106    19582  1324884 SH       SOLE                  1324884
COOPER COS INC                 COM NEW          216648402     1801    51800 SH       SOLE                    51800
E M C CORP MASS                COM              268648102    67853  5763340 SH       SOLE                  5763340
EXTERRAN HLDGS INC             COM              30225X103    20857   652595 SH       SOLE                   652595
GENTEK INC                     COM NEW          37245X203    11896   462690 SH       SOLE                   462690
ISLE OF CAPRI CASINOS INC      COM              464592104     5647   626000 SH       SOLE                   626000
KADANT INC                     COM              48282T104    15960   700923 SH       SOLE                   700923
LIBERTY GLOBAL INC             COM SER A        530555101    33784  1115000 SH       SOLE                  1115000
MORGANS HOTEL GROUP CO         COM              61748W108     5619   515000 SH       SOLE                   515000
NII HLDGS INC                  CL B NEW         62913F201    15344   404647 SH       SOLE                   404647
PINNACLE ENTMT INC             COM              723456109    24564  3249196 SH       SOLE                  3249196
SPRINT NEXTEL CORP             COM SER 1        852061100    17306  2836971 SH       SOLE                  2836971
SYMANTEC CORP                  COM              871503108     1289    65842 SH       SOLE                    65842
UNISOURCE ENERGY CORP          COM              909205106    22762   779797 SH       SOLE                   779797
VIACOM INC NEW                 CL B             92553P201     8622   347092 SH       SOLE                   347092
WHOLE FOODS MKT INC            COM              966837106    19095   953318 SH       SOLE                   953318